CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	$ 1.0	$ 1.0
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	2,780,707	2,780,707
Ordinary shares, shares outstanding	2,780,707	2,780,707
Treasury stock, shares	89,850	89,850